COMMITMENTS AND CONTINGENCIES 10Q	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
COMMITMENTS AND CONTINGENCIES [Abstract]
COMMITMENTS AND CONTINGENCIES
NOTE 12. COMMITMENTS AND CONTINGENCIES

In addition to the matters discussed below, from time to time we are involved in litigation incidental to the conduct of our business.  When applicable, we record accruals for contingencies when it is probable that a liability will be incurred and the amount of loss can be reasonably estimated.  While the outcome of lawsuits and other proceedings against us cannot be predicted with certainty, in the opinion of management, individually or in the aggregate, no such lawsuits are expected to have a material effect on our financial position or results of operations.  Defense costs are expensed as incurred and are included in professional fees.

Irgovel Purchase

On August 28, 2008, former Irgovel stockholder David Resyng filed an indemnification suit against Irgovel, Osmar Brito and the remaining former Irgovel stockholders (Sellers), requesting:  (i) the freezing of the escrow account maintained in connection with the transfer of Irgovel’s corporate control to us and the presentation of all documentation related to the transaction, and (ii) damages in the amount of the difference between (a) the sum received by David Resyng in connection with the judicial settlement agreement executed in the action for the partial dissolution of the limited liability company filed by David Resyng against Irgovel and the Sellers and (b) the amount received by the Sellers in connection with the sale of Irgovel’s corporate control to us, in addition to moral damages as determined in the court’s discretion.  The amount of damage claimed by Mr. Resyng is approximately $3 million.

We believe that the filing of the above lawsuit is a fundamental default of the obligations undertaken by the Sellers under the Quotas Purchase Agreement for the transfer of Irgovel’s corporate control, executed by and among the Sellers and us on January 31, 2008 (Purchase Agreement).  Consequently, we believe that the responsibility for any indemnity, costs and expenses incurred or that may come to be incurred by Irgovel and/or us in connection with the above lawsuit is the sole responsibility of the Sellers.

On February 6, 2009, the Sellers filed a collection lawsuit against us seeking payment of the second installment of the purchase price under the Purchase Agreement, which the Sellers allege is approximately $1.0 million.  We have withheld payment of the second installment pending resolution of the Resyng lawsuit noted above.  Our parent company has not been served with any formal notices in regard to this matter.  To date, only Irgovel has received formal legal notice.  In addition, the Purchase Agreement requires that all disputes between us and the Sellers be adjudicated through arbitration.  As part of the Purchase Agreement, $2.0 million was deposited into an escrow account to cover contingencies with the net remaining funds payable to the Sellers upon resolution of all contingencies.  We believe any payout due to the lawsuit will be made out of the escrow account.  As of March 31, 2014 and December 31 2013, the balance in the escrow account was $1.9 million and is included in restricted cash in our balance sheets.  There is an escrow liability related to the lawsuit in accrued expenses on our balance sheets. When the escrow account was funded, we established an accrued liability equal to the amount of the escrow for contingencies and the net balance due to the Sellers under the terms of the Purchase Agreement.  As of March 31, 2014, after paying or accruing specific pre-acquisition liabilities, a balance of $1.6 million remains accrued to settle as yet unidentified contingencies.  We believe that there is no additional material exposure as any amounts determined to be owed as a result of the above noted litigation and contingencies will be covered by the escrow account.

Diabco Life Sciences, LLC

In January 2012, we filed a complaint in the Superior Court of California, Sacramento County, seeking damages arising out of Diabco Life Sciences, LLC’s (Diabco) breach of a 2008 promissory note in the principal amount of $0.5 million.  At trial August 2013, Diabco stipulated that total damages through July 2013, including interest and late fees, amounted to $0.9 million.  In September 2013, the court issued its tentative statement of decision indicating that judgment will be entered in our favor in the amount of $0.9 million as of July 2013, plus interest.  In January 2014, the court issued its final judgment in the amount of $1.0 million.  Diabco has filed a notice of appeal with the court challenging the final judgment.  We have no receivable from Diabco recorded in the accompanying financial statements, as recovery of the judgment is not reasonably assured.

NOTE 14. COMMITMENTS AND CONTINGENCIES

Employment Contracts

We have entered into employment and other agreements with certain executives and other employees that provide for compensation and certain other benefits.  These agreements provide for severance payments under certain circumstances.

In the normal course of business, we periodically enter into employment agreements which incorporate indemnification provisions.  While the maximum amount to which we may be exposed under such agreements cannot be reasonably estimated, we maintain insurance coverage, which we believe will effectively mitigate our obligations under these indemnification provisions.  No amounts have been recorded in our financial statements with respect to any obligations under such agreements.

Leases

We lease certain properties under various operating lease arrangements that expire over the next twenty one years.  These leases generally provide us with the option to renew the lease at the end of the lease term.  Future minimum payments under these commitments as of December 31, 2013, are as follows: $0.3 million for 2014; $0.3 million in 2015; $0.3 million in 2016; $0.1 million in 2017; $0.1 million in 2018 and $1.1 million thereafter.  We incurred lease expense of $0.5 million in 2013 and $0.4 million in 2012.

Litigation

In addition to the matters discussed below, from time to time we are involved in litigation incidental to the conduct of our business.  When applicable, we record accruals for contingencies when it is probable that a liability will be incurred and the amount of loss can be reasonably estimated.  While the outcome of lawsuits and other proceedings against us cannot be predicted with certainty, in the opinion of management, individually or in the aggregate, no such lawsuits are expected to have a material effect on our financial position or results of operations.

Defense costs are expensed as incurred and are included in professional fees.

Irgovel Purchase

On August 28, 2008, former Irgovel stockholder David Resyng filed an indemnification suit against Irgovel, Osmar Brito and the remaining former Irgovel stockholders (Sellers), requesting:  (i) the freezing of the escrow account maintained in connection with the transfer of Irgovel’s corporate control to us and the presentation of all documentation related to the transaction, and (ii) damages in the amount of the difference between (a) the sum received by David Resyng in connection with the judicial settlement agreement executed in the action for the partial dissolution of the limited liability company filed by David Resyng against Irgovel and the Sellers and (b) the amount received by the Sellers in connection with the sale of Irgovel’s corporate control to us, in addition to moral damages as determined in the court’s discretion.  The amount of damage claimed by Mr. Resyng is approximately $3 million.

We believe that the filing of the above lawsuit is a fundamental default of the obligations undertaken by the Sellers under the Quotas Purchase Agreement for the transfer of Irgovel’s corporate control, executed by and among the Sellers and us on January 31, 2008 (Purchase Agreement).  Consequently, we believe that the responsibility for any indemnity, costs and expenses incurred or that may come to be incurred by Irgovel and/or us in connection with the above lawsuit is the sole responsibility of the Sellers.

On February 6, 2009, the Sellers filed a collection lawsuit against us seeking payment of the second installment of the purchase price under the Purchase Agreement, which the Sellers allege is approximately $1.0 million.  We have withheld payment of the second installment pending resolution of the Resyng lawsuit noted above.  Our parent company has not been served with any formal notices in regard to this matter.  To date, only Irgovel has received formal legal notice.  In addition, the Purchase Agreement requires that all disputes between us and the Sellers be adjudicated through arbitration.  As part of the Purchase Agreement, $2.0 million was deposited into an escrow account to cover contingencies with the net remaining funds payable to the Sellers upon resolution of all contingencies.  We believe any payout due to the lawsuit will be made out of the escrow account.  As of December 31 2013 and, 2012, the balance in the escrow account was $1.9 million and is included in restricted cash in our balance sheets.  There is an escrow liability related to the lawsuit in accrued expenses on our balance sheets as of December, 2013 and, 2012, totaling $1.4 million.  When the escrow account was funded, we established an accrued liability equal to the amount of the escrow for contingencies and the net balance due to the Sellers under the terms of the Purchase Agreement.  As of December 31, 2013, $0.7 million of pre-acquisition contingencies have either been paid or specifically identified and accrued, leaving a balance of $1.4 million to settle any remaining contingencies.  We believe that there is no additional material exposure as any amounts determined to be owed as a result of the above noted litigation and contingencies will be covered by the escrow account.  We agreed to pay to Nutra SA ninety percent of any funds received from the escrow account in excess of the sum of (i) $1.0 million and (ii) our contributions to Nutra SA made after March 25, 2014, with no resulting change in our Nutra SA voting rights.

Diabco Life Sciences, LLC

In January 2012, we filed a complaint in the Superior Court of California, Sacramento County, seeking damages arising out of Diabco Life Sciences, LLC’s (Diabco) breach of a 2008 promissory note in the principal amount of $0.5 million.  At trial in August 2013, Diabco stipulated that total damages through July 2013, including interest and late fees, amounted to $0.9 million.  In September 2013, the court issued its tentative statement of decision indicating that judgment will be entered in our favor in the amount of $0.9 million as of July 2013, plus interest.  In January 2014, the court issued its final judgment in the amount of $1.0 million.  Diabco has filed a notice of appeal with the court challenging the final judgment.  We have no receivable from Diabco recorded in the accompanying financial statements as recovery of the judgment is not reasonably assured.